Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table represents a disaggregation of revenue earned from contracts with customers during the six months ended June 30, 2023 and 2022:

	Six months ended June 30,
(in thousands of $)	2023	2022
Base tolling fee (1)	102,251	102,251
Amortization of deferred commissioning period revenue (2)	2,043	2,043
Amortization of Day 1 gains (3)	6,219	16,286
Accrued overproduction revenue/(accrued underutilization adjustment) (4)	4,074	620
Incremental base tolling fee (5)	2,500	2,500
Other (6)	(493)	(279)
Liquefaction services revenue (9)	116,594	123,421

Management fees revenue (7)	10,114	13,509
Service revenue (8)	13,798	—
Other revenues	132	—
Vessel management fees and other revenues (9)	24,044	13,509
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel and at an increased rate when the oil price is greater than $60 per barrel. The oil price above the base rate is recognized as a derivative and included in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the unaudited consolidated statements of operations (note 7).

(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term was deferred (notes 19 and 20) and recognized evenly over the contract term.

(3) Day 1 gain results from amount established on the initial recognition of the FLNG Hilli’s oil derivative instrument embedded in the LTA and the FLNG Hilli’s gas derivative instruments pursuant to the third amendment to the LTA (“LTA Amendment 3”) (notes 19 and 20). These amounts were deferred on initial recognition and amortized evenly over the contract term.

(4) In March 2021, we signed an agreement with the Customer (“LTA Amendment 2”), to change the contract term from one linked to fixed capacity of 500.0 billion cubic feet to one of a fixed term, terminating on July 18, 2026. This amendment also permits billing adjustments for amounts over or under the annual contracted capacity in a given contract year (“overproduction” or “underutilization”, respectively), commencing from the 2019 contract year. Amounts for overproduction were invoiced at the end of a given contract year, while amounts for underutilization (which is capped per contract year) will be a reduction against our final invoice to the Customer at the end of the LTA in July 2026. Pursuant to LTA Amendment 2, we have billed and recognized overproduction revenue in relation to excess production over contracted annual base capacity during contract years 2020 and 2021. LTA Amendment 4 was approved and considered a contract modification pursuant to ASC 606 Revenue from Contracts with Customers during the three months ended March 31, 2023. Pursuant to the fourth amendment to the LTA (“LTA Amendment 4”), we have agreed with our Customer to increase contract year 2023 annual contracted capacity by 0.04 million tons (from 1.4 million tons to 1.44 million tons) resulting from the inclusion of contract year 2022 underutilization into contract year 2023 annual LNG production. To the extent that the increased 2023 contracted capacity of LNG is produced during the year, the 2022 underutilization will be offset against 2023 increased production and no underutilization for contract year 2023 will result. However, if the increased 2023 contracted capacity of LNG is not produced during the year, any underutilization will continue to be treated as a reduction against our final invoice to the Customer at the end of the LTA in July 2026 as per LTA Amendment 2. For the six months ended June 30, 2023, we assessed the probability of our production of the contracted 1.44 million tons for contract year 2023 and concluded that it was probable. We estimated how much of this 1.44 million tons was produced during the six months ended June 30, 2023 and offset a pro-rata amount of $6.6 million against the underutilization liability recognized as of December 31, 2022 for 2022 underutilization (note 19) and an offsetting increase to estimated overproduction variable consideration which is bifurcated between “Liquefaction services revenue” and “Other operating income” line items in the consolidated statements of operations, amounting to $4.1 million and $2.5 million, respectively.
(5) In 2021, we entered into LTA Amendment 3 which increased the annual capacity utilization of FLNG Hilli by 0.2 million tons of LNG, for the 2022 contract year. In July 2022, the Customer exercised its option pursuant to LTA Amendment 3 for 0.2 million (out of 0.4 million tons) from January 2023 to the end of the LTA in July 2026. The combined effect results in annual contracted base capacity of 1.4 million tons of tons of LNG from January 1, 2022 to the end of the LTA. The tolling fee is linked to TTF and the Euro/U.S. Dollar foreign exchange movements. The contractual floor rate is recognized in “Liquefaction services revenue” and the tolling fee above the contractual floor rate is recognized as a derivative in “Realized and unrealized (loss)/gain on oil and gas derivative instruments,” in the unaudited consolidated statements of operations (note 7).

(6) “Other” comprised of: (i) accrued demurrage costs of $0.2 million and $nil for the six months ended June 30, 2023 and 2022, respectively, which we recognized in the period in which the delay occurred; and (ii) unwinding of deferred liquidated damages recognized prior to the commencement of the contract, evenly released over the LTA contract term, of $0.3 million and $0.3 million for the six months ended June 30, 2023 and 2022.

(7) Comprised of ship management, administrative and vessel operation and maintenance services. We entered into several agreements to provide ship management and administrative services to external customers. We also entered into a FSRU Operation and Services Agreement with a subsidiary of Snam for the Golar Tundra, pursuant to which we are required to provide FSRU operating and maintenance services in exchange for various payments.

(8) In August 2022, we entered into a development agreement with Snam to provide drydocking, site commissioning and hook-up services for the Golar Tundra (the “Development Agreement”), which it acquired from us in May 2022. The Development Agreement includes contractual fixed payments recognized over the period of time that we provide the services to Snam. We assessed this to be a single performance obligation to the customer that is satisfied over time (from the period of entry into the agreement to delivery of the fully commissioned FSRU to our customer), with progress over time measured using an input method of recognition based on our efforts expended over the contract term, reflecting our past experience with comparable projects for our owned vessels, as determined using hours expended by our project team. As of June 30, 2023, we completed the Development Agreement and recognized services revenue and an associated contract asset of $13.8 million and $7.5 million, respectively. There was no comparable revenue recognized for the same period in 2022.

(9) Liquefaction services revenue is included under our “FLNG” segment while vessel management fees and other revenues under our “Corporate and other” segment.

Contract asset and liability
The following table represents our contract assets and liabilities balances as of:

(in thousands of $)	June 30, 2023	December 31, 2022
Contract assets (1)	27,835	21,297

Current contract liabilities (1) (2)	(35,779)	(8,398)
Non-current contract liabilities (2) (3)	(8,353)	(54,018)
Total contract liabilities (4)	(44,132)	(62,416)

(in thousands of $)	June 30, 2023	December 31, 2022
Opening contract liability balance	(62,416)	(18,736)
Deferral of revenue (5)	(2,325)	(62,223)
Recognition of unearned revenue (1) (2)	12,793	18,543
Recognition of deferred revenue (3)	7,816	—
Closing contract liability balance	(44,132)	(62,416)

(1) As of June 30, 2023 and December 31, 2022, we recognized a contract asset of $7.5 million and current contract liability of $4.2 million, respectively, in relation to the Development Agreement.

(2) Due to a production shortfall of the FLNG Hilli for the 2022 contract year, we recognized a non-current contract liability for this underutilization of $35.8 million as of December 31, 2022 (note 20). As further discussed in footnote 4 to our revenue disclosure presented above, we reduced our underutilization liability by $6.6 million to $29.2 million and we reclassified the balance from non-current (note 20) to current (note 19) reflecting our expectation that this amount will be recovered from increased LNG production in the 2023 contract year.
(3) Pursuant to the Arctic SPA, upon receipt of a notice to proceed, we will convert LNG carrier Golar Arctic to a FSRU which will lead to her eventual sale to Snam. The Arctic SPA includes contractual fixed payments (recognized over the period of time that we provide the services to Snam) and as of December 31, 2022, we recognized a non-current contract liability of $7.8 million. As of June 30, 2023, Snam’s option to issue the notice to proceed lapsed and in accordance with the Arctic SPA, we retained and recognized the first advance payment and presented in “Other operating income” in the unaudited consolidated statements of operations (note 20).

(4) Included within “Total contract liabilities” is the deferred commissioning revenue in relation to the FLNG Hilli of $12.6 million as of June 30, 2023 (December 31, 2022: $14.6 million) (note 19 and 20). We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the reporting date evenly over the remaining LTA contract term of three years, including the components of transaction price described above.
(5) Included in “deferral of revenue” as of June 30, 2023, is the deposit of $2.3 million received for the sale of the Gandria (note 4).